Risk management - Schedule of reconciliation of accounting capital with regulatory capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk Management [Abstract]
Subscribed capital	€ 7,576	€ 8,092	€ 8,397	€ 8,670
Share premium account	40,079	44,373	46,273
Reserves	76,568	69,278	62,111
Treasury shares	(68)	(1,078)	(675)
Attributable profit	12,574	11,076	9,605
Approved dividend	(1,532)	(1,298)	(979)
Shareholders’ equity on public balance sheet	135,197	130,443	124,732
Valuation adjustments	(36,596)	(35,020)	(35,628)
Non-controlling interests	8,726	8,818	8,481
TOTAL EQUITY	107,327	104,241	97,585	€ 97,053
Goodwill and intangible assets	(16,098)	(17,313)	(17,272)
Eligible preference shares and participating securities	10,371	9,002	8,831
Accrued dividend	(1,611)	(1,471)	(942)
Other adjustments	(9,817)	(8,717)	(5,169)
Tier 1	€ 90,170	€ 85,742	€ 83,033
Ordinary profit assumption	25.00%